Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Summary of Shares Repurchased (Detail) (EUR €)	0 Months Ended	1 Months Ended								9 Months Ended
	Apr. 30, 2013	Dec. 31, 2013	Nov. 30, 2013	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May 31, 2013	Dec. 31, 2013
Equity [Abstract]
Total number of shares purchased	297,500	874,953	962,146	556,443	179,146	283,097	321,486	749,434	389,974	4,614,179
Average price paid per Share	€ 55.35	€ 67.25	€ 66.76	€ 69.34	€ 69.06	€ 67.83	€ 65.20	€ 60.39	€ 61.76	€ 65.02
Total number of shares purchased as part of publicly announced plans or programs	297,500	4,614,179	3,739,226	2,777,080	2,220,637	2,041,491	1,758,394	1,436,908	687,474	4,614,179
Maximum value of shares that may yet be purchased under the program	€ 983,534,770	€ 700,000,036	€ 758,841,727	€ 823,072,791	€ 861,656,533	€ 874,028,834	€ 893,232,250	€ 914,192,630	€ 959,449,401